UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM 12b-25

Commission File Number 000-14901

NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K	☐ Form 11-K	☐ Form 20-F	☒ Form 10-Q	☐ Form N-SAR

For Period Ended:                                                                                  September 30, 2003

☐ Transition Report on Form 10-K	☐ Transition Report on Form 10-Q
☐ Transition Report on Form 20-F	☐ Transition Report on Form N-SAR
☐ Transition Report on Form 11-K

For the Transition Period Ended:

Read instruction (on back page before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

Part I. Registrant Information

Full name of registrant:                                                                        CONSOL Energy Inc.

Former name if applicable:

Address of principal executive office (Street and number):                                            1800 Washington Road

City, State and Zip Code:                                                                      Pittsburgh, PA 15241-1421

Part II. Rules 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

☒ (a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒ (b)	The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III. Narrative

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The registrant’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2003 (Form 10-Q) could not be filed within the prescribed time period because CONSOL Energy could not complete the preparation of the required information without unreasonable effort and expense. Independent members of the CONSOL Energy Board of Directors are conducting an internal investigation into allegations, including that certain directors and senior executive officers have misappropriated corporate funds and other assets and engaged in other illegal or inappropriate activities, raised in an anonymous October 2003 letter addressed to the Securities and Exchange Commission and received by PricewaterhouseCoopers LLP, CONSOL Energy’s independent auditor. The decision to delay filing of the Form 10-Q was made in light of the ongoing internal investigation of the allegations contained in the anonymous letter.

Part IV. Other Information

(1) Name and telephone number of person to contact in regard to this notification

Stephen E. Williams	(412)	831-4000

(Name)	(Area code)	(Telephone number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes     ☐ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes     ☒ No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

CONSOL Energy Inc.

(Name of registrant as specified in charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 17, 2003	By:/s/ William J. Lyons
Name: William J. Lyons
Title: Senior Vice President and Chief Financial Officer

Attention

Intentional misstatements or omissions of fact constitute Federal criminal violations (See U.S.C. 1001).